Members' Equity - Additional Information (Details)	Jun. 20, 2024 shares
Merging Entities
Class of Stock [Line Items]
Limited liability company interests	100.00%
Contribution Agreement | Merging Entities
Class of Stock [Line Items]
Percentage of equity interests acquired	100.00%
Series A Units | Estis
Class of Stock [Line Items]
Limited liability unit distribution	5,100,000
Series A Units | Flowco
Class of Stock [Line Items]
Limited liability unit distribution	2,600,000
Series A Units | Flogistix
Class of Stock [Line Items]
Limited liability unit distribution	2,300,000